Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	China Online Education Group
Entity File Number	001-37790
Entity Address, Address Line One	Room 607, Yuemeite Building , No.1 Gaoxin South 7th Road,
Entity Address, Address Line Two	High-tech Zone, Yuehai Street, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518063
Entity Address, Country	CN
Entity Incorporation, State or Country Code	E9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001659494
Current Fiscal Year End Date	--12-31
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	China
ADS
Title of 12(b) Security	American Depositary Shares, each representing fifteen Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Trading Symbol	COE
Entity Common Stock, Shares Outstanding	3,907,950
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	229,974,799
Class B ordinary shares
Entity Common Stock, Shares Outstanding	103,607,002
Business Contact
Contact Personnel Name	Min Xu
Entity Address, Address Line One	Room 607, Yuemeite Building, No.1 Gaoxin South 7th Road,
Entity Address, Address Line Two	High-tech Zone, Yuehai Street, Nanshan District
Entity Address, City or Town	Shenzhen
Contact Personnel Email Address	ir@51talk.com
Entity Address, Postal Zip Code	518063
Entity Address, Country	CN
Ordinary Shares
Entity Common Stock, Shares Outstanding	333,581,801